Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

February 28, 2021

NMF-QTLY-0421
1.797943.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.6%
Cogent Communications Group, Inc.	130,000	$7,781
Verizon Communications, Inc.	618,400	34,198
		41,979
Entertainment - 0.7%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,929,314	17,289
Media - 3.5%
Comcast Corp. Class A	1,128,600	59,500
Interpublic Group of Companies, Inc.	422,000	11,023
Omnicom Group, Inc.	159,100	10,935
Sinclair Broadcast Group, Inc. Class A (e)	214,800	6,644
		88,102

TOTAL COMMUNICATION SERVICES		147,370

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
Magna International, Inc. Class A (e)	100,700	8,479
Automobiles - 2.1%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	518,179	14,496
General Motors Co.	394,900	20,270
Stellantis NV (e)	1,078,700	17,669
		52,435
Hotels, Restaurants & Leisure - 0.8%
Churchill Downs, Inc.	57,900	13,353
Elior SA (f)	908,700	7,390
		20,743
Household Durables - 1.8%
D.R. Horton, Inc.	254,100	19,533
Mohawk Industries, Inc. (a)	80,300	14,052
NVR, Inc. (a)	3,010	13,548
		47,133
Internet & Direct Marketing Retail - 1.4%
Coupang unit (c)(d)	734,506	8,271
eBay, Inc.	140,100	7,904
The Booking Holdings, Inc. (a)	8,100	18,861
		35,036
Leisure Products - 0.6%
Allstar Co-Invest Blocker LP (a)(c)	53,141	7,688
Peloton Interactive, Inc. Class A (a)	69,916	8,423
		16,111
Specialty Retail - 2.0%
AutoZone, Inc. (a)	10,000	11,599
Best Buy Co., Inc.	116,600	11,701
National Vision Holdings, Inc. (a)	125,900	5,979
TJX Companies, Inc.	235,900	15,567
Vroom, Inc.	139,100	6,155
		51,001
Textiles, Apparel & Luxury Goods - 2.6%
Allbirds, Inc. (a)(c)(d)	22,235	257
Brunello Cucinelli SpA	545,800	22,469
PVH Corp.	117,100	11,705
Ralph Lauren Corp.	65,100	7,622
Tapestry, Inc.	365,400	15,398
Under Armour, Inc. Class A (sub. vtg.) (a)	398,700	8,728
		66,179

TOTAL CONSUMER DISCRETIONARY		297,117

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Diageo PLC sponsored ADR	73,200	11,547
Molson Coors Beverage Co. Class B	156,800	6,970
		18,517
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	240,400	9,659
Kroger Co.	480,000	15,461
		25,120
Food Products - 0.8%
Danone SA	150,200	10,214
Greencore Group PLC	5,156,961	10,914
		21,128
Household Products - 0.1%
Energizer Holdings, Inc.	61,700	2,579
Personal Products - 0.4%
Edgewell Personal Care Co.	317,600	9,715
Tobacco - 0.8%
Altria Group, Inc.	436,000	19,010

TOTAL CONSUMER STAPLES		96,069

ENERGY - 9.6%
Energy Equipment & Services - 1.2%
Oceaneering International, Inc. (a)	511,252	6,033
Odfjell Drilling Ltd. (a)	3,897,024	9,686
Schlumberger Ltd.	437,600	12,213
Technip Energies NV ADR (a)	58,960	747
TechnipFMC PLC	294,800	2,423
		31,102
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp.	510,800	9,455
Cenovus Energy, Inc. (Canada)	2,253,900	16,684
Cheniere Energy, Inc. (a)	363,100	24,469
Energy Transfer Equity LP	708,200	5,411
Exxon Mobil Corp.	1,104,800	60,068
GasLog Ltd. (e)	428,141	2,522
Golar LNG Ltd. (a)	772,500	8,722
Hess Corp.	684,900	44,881
New Fortress Energy LLC	147,200	6,957
The Williams Companies, Inc.	954,997	21,812
Valero Energy Corp.	168,900	13,002
		213,983

TOTAL ENERGY		245,085

FINANCIALS - 19.2%
Banks - 8.1%
Bank of America Corp.	1,413,800	49,073
Comerica, Inc.	172,200	11,727
HDFC Bank Ltd. sponsored ADR (a)	146,700	11,610
PNC Financial Services Group, Inc.	278,500	46,888
Wells Fargo & Co.	2,445,500	88,454
		207,752
Capital Markets - 3.9%
Butterfly Network, Inc. (c)	557,178	9,553
Butterfly Network, Inc. Class A (a)(e)	282,600	5,384
Goldman Sachs Group, Inc.	82,900	26,485
Morgan Stanley	313,600	24,106
Sixth Street Specialty Lending, Inc.	1,056,539	22,969
Virtu Financial, Inc. Class A	444,695	12,127
		100,624
Insurance - 5.5%
American International Group, Inc.	985,400	43,308
Arch Capital Group Ltd. (a)	610,200	21,857
Chubb Ltd.	199,209	32,387
First American Financial Corp.	127,100	6,678
Hiscox Ltd. (a)	647,407	8,515
MetLife, Inc.	357,600	20,598
RenaissanceRe Holdings Ltd.	33,400	5,577
		138,920
Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp. Ltd.	333,668	11,460
Radian Group, Inc.	1,499,623	30,592
		42,052

TOTAL FINANCIALS		489,348

HEALTH CARE - 13.9%
Biotechnology - 1.1%
Amgen, Inc.	95,000	21,367
Regeneron Pharmaceuticals, Inc. (a)	17,000	7,660
		29,027
Health Care Equipment & Supplies - 4.0%
Becton, Dickinson & Co.	91,000	21,945
Boston Scientific Corp. (a)	604,000	23,423
Butterfly Network, Inc.	1,101,048	18,877
Danaher Corp.	111,700	24,537
Hologic, Inc. (a)	172,600	12,443
		101,225
Health Care Providers & Services - 3.7%
Centene Corp. (a)	296,500	17,357
Cigna Corp.	105,000	22,040
Oak Street Health, Inc. (a)	273,633	14,511
UnitedHealth Group, Inc.	97,200	32,292
Universal Health Services, Inc. Class B	70,200	8,798
		94,998
Life Sciences Tools & Services - 0.9%
Bruker Corp.	352,422	21,491
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	396,200	24,299
Eli Lilly & Co.	176,800	36,225
Roche Holding AG (participation certificate)	58,650	19,241
Sanofi SA	135,000	12,389
Viatris, Inc. (a)	1,067,800	15,857
		108,011

TOTAL HEALTH CARE		354,752

INDUSTRIALS - 15.0%
Aerospace & Defense - 3.7%
General Dynamics Corp.	128,700	21,039
Huntington Ingalls Industries, Inc.	120,200	21,144
Kratos Defense & Security Solutions, Inc. (a)	243,200	6,688
Northrop Grumman Corp.	71,700	20,912
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	58,589	24,607
Class C (a)(c)(d)	818	344
		94,734
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	106,200	12,383
Airlines - 0.4%
JetBlue Airways Corp. (a)	484,500	8,929
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	137,100	11,398
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	151,500	9,828
U.S. Ecology, Inc. (a)	139,256	5,321
		15,149
Construction & Engineering - 0.9%
AECOM (a)	255,300	14,779
Argan, Inc.	166,700	8,338
		23,117
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	238,100	13,641
Industrial Conglomerates - 6.1%
General Electric Co.	11,625,500	145,778
Melrose Industries PLC	4,705,328	10,876
		156,654
Machinery - 1.0%
Donaldson Co., Inc.	123,300	7,264
Ingersoll Rand, Inc. (a)	230,900	10,700
Pentair PLC	145,100	8,115
		26,079
Marine - 0.2%
Goodbulk Ltd. (a)(d)	959,290	4,757
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	362,486	15,659

TOTAL INDUSTRIALS		382,500

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	731,800	32,836
Ericsson (B Shares)	1,282,100	16,021
		48,857
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	113,182	14,225
Keysight Technologies, Inc. (a)	120,800	17,096
		31,321
IT Services - 3.4%
Affirm Holdings, Inc. (e)	6,000	558
Akamai Technologies, Inc. (a)	133,700	12,635
Euronet Worldwide, Inc. (a)	59,500	8,943
Fidelity National Information Services, Inc.	124,900	17,236
Fiserv, Inc. (a)	1	0
Leidos Holdings, Inc.	96,900	8,571
Science Applications International Corp.	72,900	6,279
Visa, Inc. Class A	149,800	31,816
		86,038
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	93,700	14,600
Intel Corp.	520,800	31,654
Lam Research Corp.	30,500	17,299
		63,553

TOTAL INFORMATION TECHNOLOGY		229,769

MATERIALS - 3.9%
Chemicals - 1.6%
LG Chemical Ltd.	28,410	20,939
Nutrien Ltd.	172,320	9,301
Olin Corp.	328,500	10,164
		40,404
Containers & Packaging - 1.0%
Avery Dennison Corp.	59,800	10,478
O-I Glass, Inc.	1,282,800	14,983
		25,461
Metals & Mining - 1.3%
Franco-Nevada Corp.	133,400	14,283
Newcrest Mining Ltd.	412,275	7,816
Novagold Resources, Inc. (a)	1,442,480	12,106
		34,205

TOTAL MATERIALS		100,070

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Cousins Properties, Inc.	188,688	6,329
Gaming & Leisure Properties	289,783	12,866
Healthcare Trust of America, Inc.	238,700	6,483
Simon Property Group, Inc.	83,200	9,395
Spirit Realty Capital, Inc.	287,660	12,375
VEREIT, Inc.	153,500	5,987
VICI Properties, Inc.	491,700	14,013
		67,448
UTILITIES - 2.3%
Electric Utilities - 1.8%
Duke Energy Corp.	257,700	22,057
FirstEnergy Corp.	229,000	7,589
Southern Co.	288,500	16,364
		46,010
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	445,100	11,822

TOTAL UTILITIES		57,832

TOTAL COMMON STOCKS
(Cost $1,898,608)		2,467,360

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (a)(c)(d)	8,775	101
Series B (a)(c)(d)	1,540	18
Series C (a)(c)(d)	14,735	170
Series D (a)(c)(d)	28,273	327
Series Seed (a)(c)(d)	41,664	482
Bolt Threads, Inc. Series D (a)(c)(d)	390,327	4,906
		6,004
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (a)(c)(d)	1,587	21
Series D (a)(c)(d)	25,534	336
Series I (a)(c)(d)	60,179	791
		1,148
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (c)(d)	243,347	3,324
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	3,179

TOTAL CONVERTIBLE PREFERRED STOCKS		13,655

Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	151,500	12,135
TOTAL PREFERRED STOCKS
(Cost $22,023)		25,790
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	2,915	2,915
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(g)(h)	214	9
TOTAL CORPORATE BONDS
(Cost $3,131)		2,924
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $8,383)	6,453,248	3,701

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.07% (i)	49,103,418	49,113
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	29,609,230	29,612
TOTAL MONEY MARKET FUNDS
(Cost $78,730)		78,725
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,010,875)		2,578,500
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(27,116)
NET ASSETS - 100%		$2,551,384

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,279,000 or 3.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,895,000 or 0.9% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Allbirds, Inc. Series D	12/23/19	$364
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$416
Allstar Co-Invest Blocker LP	8/1/11	$4,410
Bolt Threads, Inc. Series D	12/13/17	$6,261
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$2,915
Butterfly Network, Inc.	2/12/21	$5,572
Coupang unit	6/12/20	$5,509
National Resilience, Inc. Series B	12/1/20	$3,324
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Sweetgreen, Inc. Series C	9/13/19	$27
Sweetgreen, Inc. Series D	9/13/19	$437
Sweetgreen, Inc. Series I	9/13/19	$1,029
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$8,384
WME Entertainment Parent, LLC Class A	8/16/16	$7,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8
Fidelity Securities Lending Cash Central Fund	219
Total	$227

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.